Plant and Equipment - Schedule of Plant and Equipment (Details) - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Plant and equipment, gross	$ 1,106,608	$ 955,461
Less: accumulated depreciation	(312,631)	(370,442)
Plant and equipment, net	793,977	585,019
Production Plant [Member]
Plant and equipment, gross	71,642	67,247
Motor Vehicles [Member]
Plant and equipment, gross	1,020,893	868,743
Office Equipment [Member]
Plant and equipment, gross	$ 14,073	$ 19,471